Nature of Business and Summary of Significant Accounting Policies - Goodwill and intangible assets (Details)	12 Months Ended
Dec. 31, 2021
Minimum
Intangible assets
Finite useful life (in years)	1 year
Maximum
Intangible assets
Finite useful life (in years)	15 years